Loans and other financial assets at amortized cost - Details of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of loans other than banks [Line Items]
Discounted present value	₩ (10,238)	₩ (7,299)
Allowance for credit losses	(2,334,153)	(1,886,710)
Total	343,918,560	336,799,510
Loans in local currency | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	282,686,620	273,283,542
Loans in foreign currencies | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	26,988,360	24,508,250
Domestic banker's usance | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,877,079	3,403,021
Credit card accounts | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	10,370,362	9,757,115
Bills bought in foreign currencies | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	3,650,792	5,310,080
Bills bought in local currency | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	533,879	265,275
Factoring receivables | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	25,469	17,406
Advances for customers on guarantees | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	25,698	26,766
Private placement bonds | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	485,519	519,150
Securitized loans | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,990,937	2,874,480
Call loans | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	3,626,226	3,481,219
Bonds purchased under resale agreements | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	6,849,038	10,332,858
Financial lease receivables | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	1,467,858	1,173,751
Installment financial bond | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,832,972	2,882,396
Others | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	140	159
Loan origination costs and fees | Gross carrying amount [member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	₩ 852,002	₩ 858,051